Foreign Exchange Gain (Loss), Net - Schedule of Foreign exchange gain (loss), net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets:
Advances to suppliers			$ (1.3)
Tax credits	$ (8.6)	$ (26.8)	(2.5)
Trade accounts receivable and contract assets	(8.1)	(25.7)	(18.2)
Cash and cash equivalents and financial investments	(16.9)	(63.9)	(0.6)
Other	11.1	(15.8)	(0.7)
Total Assets	(22.5)	(132.2)	(23.3)
Liabilities:
Loans and financing	7.5	81.2	5.4
Advances from customers			7.2
Provisions	4.2	14.3	2.9
Taxes and charges payable	0.8	6.3	0.8
Other payables	(9.2)	10.6	3.1
Suppliers	15.2	(1.5)	0.4
Provisions for contingencies	5.4	3.1	(1.3)
Other	2.4	(3.8)	(1.6)
Total Liabilities	26.3	110.2	16.9
Net monetary and foreign exchange variations	3.8	(22.0)	(6.4)
Derivative financial instruments	(4.1)	17.0	12.1
Foreign exchange gain (loss), net	$ (0.3)	$ (5.0)	$ 5.7